Accounts payable, and accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable, accrued liabilities and other current liabilities

	2023	2022
	$	$

Trade payables	36,958	39,245
Accrued compensation and benefits	22,543	25,238
Accrued payroll taxes on share-based compensation	3,030	3,594
Acquisition-related payables	331	5,527
Sales tax payable	3,556	3,861
Other	2,409	842

Total accounts payable and accrued liabilities	68,827	78,307